UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)
Equity - Equity Funds 34.7%
DWS Capital Growth Fund "Institutional" (a)	34,711	2,316,241
DWS Core Equity Fund "Institutional" (a)	207,651	4,445,809
DWS Diversified International Equity Fund "Institutional" (a)	105,997	779,079
DWS EAFE Equity Index Fund "Institutional" (a)	303,584	3,970,874
DWS Emerging Markets Equity Fund "Institutional" (a)	73,799	1,178,572
DWS Equity 500 Index Fund "Institutional" (a)	53,269	9,856,942
DWS Equity Dividend Fund "Institutional" (a)	24,267	949,555
DWS International Fund "Institutional" (a)	19,007	860,088
DWS Mid Cap Value Fund "Institutional" (a)	45,743	648,181
DWS Small Cap Core Fund "S" (a)	110,962	2,537,700

Total Equity - Equity Funds (Cost $22,886,187)		27,543,041
Equity - Exchange-Traded Funds 1.4%
iShares MSCI Canada Index Fund	10,148	281,404
SPDR Barclays Capital Convertible Securities Fund	19,138	838,245

Total Equity - Exchange-Traded Funds (Cost $947,770)		1,119,649
Fixed Income - Bond Funds 62.2%
DWS Core Fixed Income Fund "Institutional" (a)	1,781,810	17,675,551
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	253,902	794,712
DWS Enhanced Global Bond Fund "S" (a)	570,732	5,764,398
DWS Floating Rate Fund "Institutional" (a)	84,597	803,668
DWS Global High Income Fund "Institutional" (a)	110,670	796,824
DWS Global Inflation Fund "Institutional" (a)	362,925	3,788,937
DWS High Income Fund "Institutional" (a)	397,529	1,991,618
DWS U.S. Bond Index Fund "Institutional" (a)	1,660,491	17,651,015

Total Fixed Income - Bond Funds (Cost $50,484,046)		49,266,723
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional"* (a) (Cost $784,285)	82,056	810,714
Fixed Income - Money Market Fund 0.8%
Central Cash Management Fund, 0.07% (a) (b) (Cost $619,041)	619,041	619,041

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $75,721,329) †	100.1	79,359,168
Other Assets and Liabilities, Net	(0.1)	(110,275)

Net Assets	100.0	79,248,893

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $76,187,925.  At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $3,171,243.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,009,510 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,838,267.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended May 31, 2013 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 5/31/2013
DWS Capital Growth Fund	2,004,694	837,605	780,000	47,949	27,605	—	2,316,241
DWS Core Equity Fund	5,113,265	269,452	1,785,000	94,755	74,452	—	4,445,809
DWS Diversified International Equity Fund	2,160,972	42,075	1,625,000	28,378	42,075	—	779,079
DWS EAFE Equity Index Fund	2,202,007	1,388,198	—	—	113,198	—	3,970,874
DWS Emerging Markets Equity Fund	1,305,988	84,486	280,000	(36,201)	19,486	—	1,178,572
DWS Equity 500 Index Fund	7,437,823	1,758,415	690,000	40,944	153,415	—	9,856,942
DWS Equity Dividend Fund	2,347,534	30,371	1,557,500	211,798	30,371	—	949,555
DWS Global Growth Fund	820,942	10,743	904,642	(13,906)	10,743	—	—
DWS International Fund	143,679	745,447	90,000	3,168	30,447	—	860,088
DWS Mid Cap Value Fund	835,309	9,861	347,500	41,176	9,861	—	648,181
DWS Small Cap Core Fund	—	2,254,437	—	—	9,437	—	2,537,700
DWS Small Cap Growth Fund	1,282,759	10,000	1,369,833	173,513	—	—	—
DWS Small Cap Value Fund	1,603,607	29,464	1,729,326	172,644	12,407	17,057	—
DWS Technology Fund	861,200	—	827,465	329,803	—	—	—
DWS Core Fixed Income Fund	18,588,809	2,532,556	3,170,000	(204,894)	343,242	—	17,675,551
DWS Enhanced Commodity Strategy Fund	877,065	89,229	85,000	(26,162)	19,229	—	794,712
DWS Enhanced Emerging Markets Fixed Income Fund	880,881	17,968	928,703	77,629	7,968	—	—
DWS Enhanced Global Bond Fund	8,882,785	1,281,071	4,365,000	(235,061)	148,343	152,728	5,764,398
DWS Floating Rate Fund	—	874,903	80,000	447	19,903	—	803,668
DWS Global High Income Fund	565,555	356,515	150,000	1,984	40,953	653	796,824
DWS Global Inflation Fund	2,603,157	1,844,579	375,000	(8,747)	11,282	68,297	3,788,937
DWS High Income Fund	2,518,389	127,765	720,000	12,743	108,701	4,063	1,991,618
DWS U.S. Bond Index Fund	18,521,299	2,904,392	2,955,000	(12,111)	351,801	322,893	17,651,015
DWS Disciplined Market Neutral Fund	876,997	25,000	115,000	1,249	—	—	810,714
Central Cash Management Fund	897,700	7,722,122	8,000,781	—	609	—	619,041
	83,332,416	25,246,654	32,930,750	701,098	1,585,528	565,691	78,239,519

(b)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$27,543,041	$—	$—	$27,543,041
Exchange-Traded Funds	1,119,649	—	—	1,119,649
Bond Funds	49,266,723	—	—	49,266,723
Market Neutral Fund	810,714	—	—	810,714
Money Market Fund	619,041	—	—	619,041
Total	$79,359,168	$—	$—	$79,359,168

There have been no transfers between fair value measurement levels during the period ended May 31, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013